Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Gross carrying Value [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Gross carrying amount, Beginning balance	$ 32,991	$ 428
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets	35,495	32,561
Write-off
Other adjustments	(46)	2
Gross carrying amount, Ending balance	68,440	32,991
Gross carrying Value [Member] | Corporate [Member] | Stage 1 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Gross carrying amount, Beginning balance	32,991	428
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets	35,495	32,561
Write-off
Other adjustments	(46)	2
Gross carrying amount, Ending balance	68,440	32,991
Gross carrying Value [Member] | Corporate [Member] | Stage 2 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Gross carrying amount, Beginning balance
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets
Write-off
Other adjustments
Gross carrying amount, Ending balance
Gross carrying Value [Member] | Corporate [Member] | Stage 3 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Gross carrying amount, Beginning balance
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets
Write-off
Other adjustments
Gross carrying amount, Ending balance
Gross carrying Value [Member] | Other Commercial [Member] | Stage 1 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Gross carrying amount, Beginning balance
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets
Write-off
Other adjustments
Gross carrying amount, Ending balance
Gross carrying Value [Member] | Other Commercial [Member] | Stage 2 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Gross carrying amount, Beginning balance
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets
Write-off
Other adjustments
Gross carrying amount, Ending balance
Gross carrying Value [Member] | Other Commercial [Member] | Stage 3 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Gross carrying amount, Beginning balance
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets
Write-off
Other adjustments
Gross carrying amount, Ending balance
ECL Allowance [Member]
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of the exposure and modifications in credit risk	1	1
Write-off
Other adjustments
Expected credit losses allowances, Ending balance	2	1
Expected credit losses allowances, beginning balance	1
ECL Allowance [Member] | Corporate [Member] | Stage 1 [Member]
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of the exposure and modifications in credit risk	1	1
Write-off
Other adjustments
Expected credit losses allowances, Ending balance	2	1
Expected credit losses allowances, beginning balance	1
ECL Allowance [Member] | Corporate [Member] | Stage 2 [Member]
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of the exposure and modifications in credit risk
Write-off
Other adjustments
Expected credit losses allowances, Ending balance
Expected credit losses allowances, beginning balance
ECL Allowance [Member] | Corporate [Member] | Stage 3 [Member]
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of the exposure and modifications in credit risk
Write-off
Other adjustments
Expected credit losses allowances, Ending balance
Expected credit losses allowances, beginning balance
ECL Allowance [Member] | Other Commercial [Member] | Stage 1 [Member]
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of the exposure and modifications in credit risk
Write-off
Other adjustments
Expected credit losses allowances, Ending balance
Expected credit losses allowances, beginning balance
ECL Allowance [Member] | Other Commercial [Member] | Stage 2 [Member]
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of the exposure and modifications in credit risk
Write-off
Other adjustments
Expected credit losses allowances, Ending balance
Expected credit losses allowances, beginning balance
ECL Allowance [Member] | Other Commercial [Member] | Stage 3 [Member]
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of the exposure and modifications in credit risk
Write-off
Other adjustments
Expected credit losses allowances, Ending balance
Expected credit losses allowances, beginning balance